Report Of The Directors Financial Review Risk Report - Financial return guarantees (Details) - Market risk - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 745	$ 938
Investment Returns Range One
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	47	220
Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	548	423
Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	109	183
Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 41	$ 112
Minimum | Investment Returns Range One
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	1.60%	0.70%
Minimum | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	0.10%	0.10%
Long-term investment returns on relevant portfolios	3.60%	2.70%
Minimum | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.00%	2.00%
Long-term investment returns on relevant portfolios	2.00%	2.20%
Minimum | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	4.00%	4.00%
Long-term investment returns on relevant portfolios	2.00%	2.20%
Maximum | Investment Returns Range One
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	5.10%	2.30%
Maximum | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	1.90%	1.90%
Long-term investment returns on relevant portfolios	6.80%	6.40%
Maximum | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	3.90%	3.90%
Long-term investment returns on relevant portfolios	5.50%	4.10%
Maximum | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	5.00%	5.00%
Long-term investment returns on relevant portfolios	4.20%	4.20%